STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2025	Mar. 11, 2025	Feb. 28, 2025	Feb. 27, 2025	Aug. 29, 2024	Aug. 28, 2024	Dec. 31, 2023	Nov. 01, 2023	Mar. 09, 2023	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 27, 2024	Aug. 28, 2023	Aug. 29, 2022	Jul. 01, 2022	Jun. 07, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized							10,000,000			10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value							$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Issuance on restricted common stock, shares															1,615,000
Number of shares issued													500,000
Principal amount												$ 275,001	$ 275,002	$ 475,000
Common shares issued for compensation													450,000
Common shares at fair value													$ 2,852,648	1,221,500	$ 2,395,200
Fair market value per share									$ 1.94			$ 1.96
Professional fee											1,602,148	$ 460,773	2,161,897	3,308,940
Stock based compensation approved vesting							935,000
Stock based compensation approved vesting, value							$ 1,813,900
Accretion of stock-based compensation and professional fees														2,395,200
Net proceeds													$ 489,002	$ 1,005,249
Exercise price of warrants, shares													51,249
Exercise price													$ 1.00
Share price							$ 3.20			$ 3.20			$ 5.00	$ 3.20	$ 3.20
Common shares issued for asset acquisition									$ 545,625				$ 1,000,000
Accrued salary														$ 210,000
Common shares at fair value												$ 98,000
Number of shares issued for services												50,000
Stock-based professional fees												$ 98,000
Accrued salaries											$ 64,615
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Reserved shares of common stock for issuance							3,575,000			3,575,000	1,472,500		2,522,500	3,575,000					5,000,000
Number of shares issued for services											1,050,000		1,082,500	595,000
2022 Equity Plan [Member]
Class of Stock [Line Items]
Issuance on restricted common stock, shares	12,500	25,000	400,000	100,000
Fair market value per share	$ 2.93	$ 3.06	$ 3.88	$ 3.90
Share based compensation			$ 1,552,500
Professional fee	$ 36,625	$ 76,500		$ 390,000
2022 Equity Plan One [Member]
Class of Stock [Line Items]
Issuance on restricted common stock, shares			100,000
Fair market value per share			$ 3.88
Professional fee			$ 380,000
March 2024 Convertible Notes [Member]
Class of Stock [Line Items]
Principal amount												$ 275,001	$ 275,001
Exercise price												$ 1.00	$ 1.00
December 2023 Convertible Notes [Member]
Class of Stock [Line Items]
Principal amount										$ 475,000
Exercise price							$ 1.00			$ 1.00				$ 1.00
Underwriting Agreement [Member]
Class of Stock [Line Items]
Exercise price					$ 6.25
Warrants issued, shares					51,000								51,000
2022 Awards [Member]
Class of Stock [Line Items]
Stock based compensation approved vesting							790,000	730,000
Stock based compensation approved vesting, value							$ 1,532,600	$ 730,000
Stock based compensation vested, shares							95,000
Stock based compensation vested							$ 132,600
2023 Awards [Member]
Class of Stock [Line Items]
Stock based compensation approved vesting							145,000
Stock based compensation approved vesting, value							$ 281,300
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock-based compensation expense											$ 232,918	$ 0	$ 241,336	$ 0
Unamortized stock based compensation expense											505,639		$ 242,132
Minimum [Member]
Class of Stock [Line Items]
Fair market value per share															1.00
Maximum [Member]
Class of Stock [Line Items]
Fair market value per share															$ 1.94
Maximum [Member] | March 2024 Convertible Notes [Member]
Class of Stock [Line Items]
Warrants to purchase of shares												85,938	85,938
Maximum [Member] | December 2023 Convertible Notes [Member]
Class of Stock [Line Items]
Warrants to purchase of shares							148,538			148,538				148,538
General and Administrative Expense [Member]
Class of Stock [Line Items]
Common shares at fair value													$ 2,852,648	$ 1,221,500
Share based compensation														979,000
Professional fee														$ 242,500
General and Administrative Expense [Member] | Minimum [Member]
Class of Stock [Line Items]
Fair market value per share							$ 1.94			$ 1.94				$ 1.94
General and Administrative Expense [Member] | Maximum [Member]
Class of Stock [Line Items]
Fair market value per share							$ 1.96			1.96				$ 1.96
Common Stock [Member]
Class of Stock [Line Items]
Common shares issued for compensation													789,199	625,000
Common shares at fair value													$ 79	$ 63
Accretion of stock-based compensation and professional fees
Aggregate of shares													152,813	314,141
Net proceeds													$ 15	$ 31
Common shares issued for asset acquisition, shares									281,250
Common shares at fair value												$ 5
Number of shares issued for services												50,000
Common Stock [Member] | 2023 Awards [Member]
Class of Stock [Line Items]
Common shares issued for compensation							625,000
Warrant [Member]
Class of Stock [Line Items]
Issuance on restricted common stock, shares													878,708
Exercise price of warrants, shares													101,564
Common shares at fair value													$ 775,237
Warrant exercise price													$ 775,237
Stock-based compensation expense											794	$ 0
Unamortized stock based compensation expense											$ 14,652
IPO [Member]
Class of Stock [Line Items]
Issuance on restricted common stock, shares															1,615,000
Number of shares issued					1,020,000
Offering price per share					$ 5.00
Principal amount					$ 4,179,500
Private Placement [Member]
Class of Stock [Line Items]
Fair market value per share													1.00
Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Fair market value per share							$ 3.20			3.20			$ 3.20	$ 3.20
Aggregate of shares													152,813	314,141
Net proceeds													$ 489,002	$ 1,005,249
Issuance of debt instrument term														3 years
Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Aggregate of shares													152,813
Private Placement [Member] | Common Stock One [Member]
Class of Stock [Line Items]
Fair market value per share							$ 1.00			$ 1.00			$ 3.20	$ 1.00
Aggregate of shares														314,141
Issuance of debt instrument term													3 years	3 years
Safe-Pro USA LLC [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Member interest acquired																				100.00%
Safe Pro AI LLC [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Member interest acquired									100.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							3,000,000			3,000,000	3,000,000		3,000,000	3,000,000						3,000,000
Preferred stock, par value																				$ 0.0001
Preferred stock, stated value per share																	$ 2.50			$ 10.00
Preferred stock, initial listing value per share																	$ 5.00
Preferred stock, shares issued							3,000,000			3,000,000	0	1,500,000	0	3,000,000						3,000,000
Issuance on restricted common stock, shares						1,500,000
Shares issued upon conversion, shares						1,500,000
Series A Preferred Stock [Member] | Safe-Pro USA LLC [Member]
Class of Stock [Line Items]
Acquisition percentage																				100.00%
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							3,275,000			3,275,000	3,275,000		3,275,000	3,275,000				3,275,000
Preferred stock, par value																		$ 0.0001
Preferred stock, stated value per share																		$ 2.00
Preferred stock, shares issued							3,275,000			3,275,000	0	1,310,000	0	3,275,000		1,310,000		3,275,000
Conversion price																		$ 2.00
Shares issued upon conversion, shares																1,310,000
Series B Preferred Stock [Member] | Airborne Response Corp. [Member]
Class of Stock [Line Items]
Acquisition percentage																		100.00%